Company business (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Significant Investments in Subsidiaries

The following is a description of the Company’s businesses, along with its interest ownership in each reportable segment for the six-month period ended June 30, 2019 and for the year ended December 31, 2018:

	% Ownership
Business	2019	2018	Activities
Coca-Cola FEMSA, S.A.B. de C.V. and subsidiaries (“Coca-Cola FEMSA”)	47.2% (1) (56.0% of the voting shares)	47.2% (1) (63.0% of the voting shares)	Production, distribution and marketing of certain
			Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Uruguay (see Note 4). As of December 31, 2018, The Coca-Cola Company (“TCCC”) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and on the New York Stock Exchange, Inc. (“NYSE”) in the form of American Depositary Shares (“ADS”).

FEMCO – Proximity Division (3)	100%	100%	Small-box retail chain format operations in Mexico, Colombia, Peru, United States, Chile, and Ecuador, mainly under the trade name “OXXO”.

FEMCO – Fuel Division	100%	100%	Retail service stations for fuels, motor oils, lubricants and car care products under the trade name “OXXO GAS” with operations in Mexico.

FEMCO – Health Division	Various (2)	Various (2)	Drugstores operations in Chile and Colombia, mainly under the trademark “Cruz Verde”, in Ecuador under the trademark “Fybecca” y “SanaSana”, and Mexico under various brands such as YZA, La Moderna and Farmacon.

Heineken investment	14.8%	14.8%	Heineken N.V. and Heineken Holding N.V. shares, which represents an aggregate of 14.8% economic interest in both entities (Heineken Group).

Other businesses	100%	100%	Companies engaged in the production and distribution of coolers, commercial refrigeration equipment, plastic cases, food processing, preservation and weighing equipment; logistic transportation and maintenance services to FEMSA’s subsidiaries and to third parties.

(1)	The Company controls Coca-Cola FEMSA’s relevant activities.
(2)

The former shareholders of Farmacias YZA hold a 18.6% stake in Cadena Comercial de Farmacias, S.A.P.I. de C.V., a subsidiary of FEMSA that holds all pharmacy business in Mexico (which we refer to as “CCF”). In addition, FEMCO – Health Division through one of its subsidiaries, Cadena Comercial de Farmacias Sudamérica, S.P.A., holds a 60% stake in Grupo Socofar.

(3)

In 2018, the Company made a change in its reporting segment previously named FEMCO – Retail Division in which the activities not directly related with FEMCO – Retail Division where eliminated from the Proximity stores, including restaurant and discount retail units, before including in this operating segment. The reclassified operations from this segments is now included in “Others”.